FAIR VALUE MEASUREMENTS - Schedule of Changes in Liability for Unobservable Inputs (Details) - Warrant Liability - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	$ 95,342	$ 6,094
Changes in estimated fair value	488	85,623
Assumption of warrant liability upon Merger	302,556	0
Issuance of warrants	0	3,633
Conversion of warrants upon Merger	(60,568)	0
Exchange of warrants	(168,647)	0
Exercise of warrants	(169,171)	(8)
Ending balance	$ 0	$ 95,342